Exhibit 99.1

SLM Student Loan Trust 2010-1

Monthly Servicing Report

Distribution Date 12/26/2018

Collection Period 11/01/2018 - 11/30/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/15/2010	10/31/2018	11/30/2018
	Principal Balance	$1,169,871,248.94	$262,778,766.24	$259,537,404.64
	Interest to be Capitalized Balance	12,910,478.57	1,125,780.85	1,171,728.02
	Pool Balance	$1,182,781,727.51	$263,904,547.09	$260,709,132.66
	Capitalized Interest Account Balance	$7,500,000.00	-	-
	Specified Reserve Account Balance	3,028,129.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,193,309,856.51	$263,904,547.09	$260,709,132.66
	Weighted Average Coupon (WAC)	2.60%	4.45%	4.45%
	Number of Loans	482,706	88,288	86,945
	Aggregate Outstanding Principal Balance - Tbill		$52,344,931.78	$51,838,327.13
	Aggregate Outstanding Principal Balance - LIBOR		$211,559,615.31	$208,870,805.53
	Pool Factor		0.217877581	0.215239471
	Since Issued Constant Prepayment Rate		(14.62)%	(15.14)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/26/2018	12/26/2018
	A	78445XAA4	$224,124,547.09	$220,929,132.66
	B	78445XAB2	$36,780,000.00	$36,780,000.00

C	Account Balances	11/26/2018	12/26/2018
	Reserve Account Balance	$1,211,252.00	$1,211,252.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$90,257.70	$27,326.09
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	11/26/2018	12/26/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$263,904,547.09	$260,709,132.66
	Total Notes	$260,904,547.09	$257,709,132.66
	Difference	$3,000,000.00	$3,000,000.00
	Parity Ratio	1.01150	1.01164

Page 2 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

II.	Trust Activity 11/01/2018 through 11/30/2018

A	Student Loan Principal Receipts
	Borrower Principal	1,189,202.81
	Guarantor Principal	1,387,983.57
	Consolidation Activity Principal	1,111,574.90
	Seller Principal Reimbursement	50.48
	Servicer Principal Reimbursement	4.94
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,688,816.70
B	Student Loan Interest Receipts
	Borrower Interest	257,261.63
	Guarantor Interest	36,532.32
	Consolidation Activity Interest	12,660.95
	Special Allowance Payments	187,940.81
	Interest Subsidy Payments	269,297.08
	Seller Interest Reimbursement	36.16
	Servicer Interest Reimbursement	248.50
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	21,819.20
	Total Interest Receipts	$785,796.65
C	Reserves in Excess of Requirement	-
D	Investment Income	$10,063.04
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$90,257.70
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(93,332.46)
	Funds Allocated to the Floor Income Rebate Account	$(27,326.09)
M	AVAILABLE FUNDS	$4,454,275.54
N	Non-Cash Principal Activity During Collection Period	$(447,455.10)
O	Non-Reimbursable Losses During Collection Period	$18,310.25
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

III.	2010-1 Portfolio Characteristics

		11/30/2018				10/31/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	4.12%	88	$310,372.62	0.120%	3.98%	99	$395,026.28	0.150%
	GRACE	4.41%	38	$198,434.63	0.076%	5.22%	31	$134,408.97	0.051%
	DEFERMENT	3.92%	7,982	$23,816,898.81	9.177%	3.91%	8,106	$24,246,489.38	9.227%

REPAYMENT:	CURRENT	4.49%	58,494	$162,209,535.89	62.499%	4.49%	59,267	$163,735,054.11	62.309%
	31-60 DAYS DELINQUENT	4.51%	2,730	$9,346,662.77	3.601%	4.57%	2,738	$9,608,341.68	3.656%
	61-90 DAYS DELINQUENT	4.59%	1,455	$5,219,484.88	2.011%	4.66%	1,396	$5,365,962.19	2.042%
	91-120 DAYS DELINQUENT	4.66%	849	$3,487,960.41	1.344%	4.50%	831	$2,867,211.88	1.091%
	> 120 DAYS DELINQUENT	4.59%	3,258	$11,456,557.65	4.414%	4.57%	3,672	$12,965,223.20	4.934%

	FORBEARANCE	4.54%	11,581	$41,866,256.50	16.131%	4.54%	11,601	$41,537,582.63	15.807%
	CLAIMS IN PROCESS	4.49%	455	$1,550,464.00	0.597%	4.44%	543	$1,916,086.06	0.729%
	AGED CLAIMS REJECTED	4.78%	15	$74,776.48	0.029%	4.23%	4	$7,379.86	0.003%

TOTAL			86,945	$259,537,404.64	100.00%		88,288	$262,778,766.24	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

IV.	2010-1 Portfolio Characteristics (cont'd)

	11/30/2018	10/31/2018
Pool Balance	$260,709,132.66	$263,904,547.09
Outstanding Borrower Accrued Interest	$4,397,955.97	$4,315,033.32
Borrower Accrued Interest to be Capitalized	$1,171,728.02	$1,125,780.85
Borrower Accrued Interest >30 Days Delinquent	$642,804.92	$660,086.10
Total # Loans	86,945	88,288
Total # Borrowers	34,366	34,912
Weighted Average Coupon	4.45%	4.45%
Weighted Average Remaining Term	119.40	119.20
Non-Reimbursable Losses	$18,310.25	$14,331.51
Cumulative Non-Reimbursable Losses	$6,044,078.11	$6,025,767.86
Since Issued Constant Prepayment Rate (CPR)	-15.14%	-14.62%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	$21,992.40
Cumulative Rejected Claim Repurchases	$3,722,430.67	$3,722,430.67
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$467,903.16	$551,610.73
Borrower Interest Accrued	$859,285.61	$897,679.15
Interest Subsidy Payments Accrued	$84,552.74	$89,591.02
Special Allowance Payments Accrued	$105,679.59	$100,279.05

Page 5 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

V.	2010-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	4.41%	52,183	127,798,308.29	49.241%
	- GSL - Unsubsidized	4.41%	32,792	118,620,870.66	45.705%
	- PLUS (2) Loans	5.19%	1,790	12,130,701.98	4.674%
	- SLS (3) Loans	6.19%	180	987,523.71	0.380%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	4.45%	86,945	$259,537,404.64	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	4.46%	64,122	207,609,617.53	79.992%
	- Two Year	4.41%	19,425	43,723,266.15	16.847%
	- Technical	4.58%	3,052	7,385,863.30	2.846%
	- Other	4.33%	346	818,657.66	0.315%
	Total	4.45%	86,945	$259,537,404.64	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

VI.	2010-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$4,454,275.54
A	Primary Servicing Fee	$162,948.36	$4,291,327.18
B	Administration Fee	$6,667.00	$4,284,660.18
C	Class A Noteholders' Interest Distribution Amount	$507,106.07	$3,777,554.11
D	Class B Noteholders' Interest Distribution Amount	$98,543.73	$3,679,010.38
E	Class A Noteholders' Principal Distribution Amount	$3,195,414.43	$483,595.95
F	Class B Noteholders' Principal Distribution Amount	-	$483,595.95
G	Reserve Account Reinstatement	-	$483,595.95
H	Unpaid Expenses of The Trustees	-	$483,595.95
I	Carryover Servicing Fee	-	$483,595.95
J	Remaining Amounts to the Noteholders after the first auction date	-	$483,595.95
K	Excess Distribution Certificateholder	$483,595.95	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$259,537,404.64
B	Interest to be Capitalized	$1,171,728.02
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,211,252.00
E	Less: Specified Reserve Account Balance	$(1,211,252.00)
F	Total	$260,709,132.66
G	Class A Notes Outstanding (after application of available funds)	$220,929,132.66
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

VII.	2010-1 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$224,124,547.09	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/26/2018	11/26/2018
Accrual Period End	12/26/2018	12/26/2018
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	2.71513%	3.21513%
Accrued Interest Factor	0.002262608	0.002679275
Current Interest Due	$507,106.07	$98,543.73
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$507,106.07	$98,543.73
Interest Paid	$507,106.07	$98,543.73
Interest Shortfall	-	-
Principal Paid	$3,195,414.43	-
Ending Principal Balance	$220,929,132.66	$36,780,000.00
Paydown Factor	0.002696552	0.000000000
Ending Balance Factor	0.186438087	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018

VIII.	2010-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$260,904,547.09
	Adjusted Pool Balance	$260,709,132.66
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$3,195,414.43
	Principal Distribution Amount Paid	$3,195,414.43

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,211,252.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,211,252.00
	Required Reserve Acct Balance	$1,211,252.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,211,252.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$90,257.70
	Deposits for the Period	$27,326.09
	Release to Collection Account	$(90,257.70)
	Ending Balance	$27,326.09

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 11/01/2018 - 11/30/2018, Distribution Date 12/26/2018